As filed with the U.S. Securities and Exchange Commission on November 18, 2014

File No. 333-64981
File No. 811-09025

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

POST-EFFECTIVE AMENDMENT NO. 25 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

AMENDMENT NO. 27 ☒

NEW COVENANT FUNDS

(Exact Name of Registrant as Specified in Charter)

SEI Investments Company

One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices, Zip Code)

1-610-676-1000
(Registrant’s Telephone Number)

Timothy D. Barto, Esq.

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

☒ Immediately upon filing pursuant to paragraph (b)

☐ On [date] pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On [date] pursuant to paragraph (a) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 25 to Registration Statement No. 333-64981 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 18th day of November, 2014.

NEW COVENANT FUNDS

By:	/s/Robert A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	*	Trustee	November 18, 2014
William M. Doran

	*	Trustee	November 18, 2014
George J. Sullivan, Jr.

	*	Trustee	November 18, 2014
Nina Lesavoy

	*	Trustee	November 18, 2014
James M. Williams

	*	Trustee	November 18, 2014
Mitchell A. Johnson

	*	Trustee	November 18, 2014
Hubert L. Harris, Jr.

	/s/Robert A. Nesher	Trustee, President & Chief	November 18, 2014
	Robert A. Nesher	Executive Officer

	/s/ Peter A. Rodriguez	Controller & Chief	November 18, 2014
	Peter A. Rodriguez	Financial Officer

*By:	/s/Robert A. Nesher
Robert A. Nesher
Attorney-in-Fact

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.
Risk/return summary of the Funds’ prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)